Cover	Oct. 21, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2020
Entity File Number	1-7685
Entity Registrant Name	AVERY DENNISON CORPORATION
Entity Central Index Key	0000008818
Entity Tax Identification Number	95-1492269
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	207 Goode Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	626
Local Phone Number	304-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $1 par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	AVY
Security Exchange Name	NYSE
Senior notes due 2025 at 1.25%
Document Information [Line Items]
Title of 12(b) Security	1.25% Senior Notes due 2025
Trading Symbol	AVY25
Security Exchange Name	NYSE